WARRANTS (Tables)	9 Months Ended
Sep. 30, 2021
WARRANTS
Schedule of outstanding warrant activity
	Warrants - Common Share Equivalents	Weighted Average Exercise price	Warrants exercisable - Common Share Equivalents	Weighted Average Exercise price
Outstanding December 31, 2020	390,000	$0.63	390,000	$0.63
Additions	654,273	1.78	654,273	1.78

Converted	(40,000)	0.260		0.260
Expired	-	-	-
	-	-	-	-
Outstanding September 30, 2021	1,004,273	$1.51	1,004,273	1.51